Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	AEG
Entity Registrant Name	Aegon Ltd.
Entity Central Index Key	0000769218
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Common shares
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	NL
Document Shell Company Report	false
Entity File Number	1-10882
Entity Address, Address Line One	World Trade Center Schiphol
Entity Address, Address Line Two	Schiphol Boulevard 223
Entity Address, Postal Zip Code	1118 BH
Entity Address, City or Town	Schiphol
Entity Incorporation, State or Country Code	D0
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F of Aegon Ltd. (“Aegon”) for the fiscal year ended December 31, 2025 filed on March 26, 2026 (the “2025 Form 20-F”) is being filed to include the audited financial statements and related notes of ASR Nederland N.V. (“ASR”), and the audit report of KPMG Accountants N.V. relating thereto, as required by Rule 3-09 of Regulation S-X under the Securities Exchange Act of 1934, as amended. Aegon owns less than 50% non-controlling interest in ASR and accounts for ASR using the equity method of accounting. ASR did not meet the significant subsidiary test for the year ended December 31, 2025, but met the significant subsidiary test for the year ended December 31, 2024. Accordingly, this Amendment No. 1 includes ASR’s audited financial statements and related notes for the year ended December 31, 2025, which include comparative financial information for the year ended December 31, 2024, together with the independent auditor’s report thereon. This Amendment No. 1 consists of a cover page, this explanatory note, the signature page and the exhibits for (i) audited financial statements of ASR for the year ended December 31, 2025 prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union, (ii) the consent of KPMG Accountants N.V., the independent auditors of ASR, (iii) certifications of the Chief Executive Officer and the Chief Financial Officer of Aegon. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, revise, update, amend or restate the information presented in, or any exhibits to, the 2025 Form 20-F or reflect any events that have occurred subsequent to the filing of the 2025 Form 20-F.
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	NL
Entity Address, Address Line One	World Trade Center Schiphol
Entity Address, Address Line Two	Schiphol Boulevard 223
Entity Address, Postal Zip Code	1118 BH
Contact Personnel Name	Duncan Russell
Contact Personnel Email Address	Duncan.Russell@aegon.com
Country Region	31
City Area Code	70
Local Phone Number	3447305
Entity Address, City or Town	Schiphol
Common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,573,119,870
Common share B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	335,830,640